Convertible Notes Payable - Schedule of Convertible Note Payable (Details) (10-K) (Parenthetical)						3 Months Ended
	Mar. 02, 2021 USD ($) d / TradingDays	Feb. 05, 2021 USD ($) d / TradingDays $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Mar. 12, 2020 USD ($) d / TradingDays	Mar. 31, 2021 USD ($) $ / shares	Dec. 29, 2020 USD ($)	Sep. 23, 2020 USD ($)	Aug. 17, 2020 USD ($)	Aug. 06, 2020 USD ($)	Jul. 27, 2020 USD ($)	Dec. 31, 2019 USD ($)
Principal amount							$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
Conversion price | $ / shares			$ 0.00906			$ 0.01
Armada Investment Fund, LLC [Member]
Convertible promissory note					$ 23,000
Debt instrument, interest rate					8.00%
Debt instrument, default interest rate					18.00%
Debt instrument, maturity date					Jan. 13, 2021
Debt instrument, description					The Note is convertible, in whole or in part, at any time and from time to time before maturity (January 13, 2021) at the option of the holder at the Variable Conversion Price, which is equal to the lesser of (i) 60% multiplied by the lowest Trading Price during the previous twenty (20) Trading Days before the Issue Date of this Note (representing a discount rate of 40%) or (ii) 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). "Market Price" means the lowest Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Trading percentage					60.00%
Trading days | d / TradingDays					20
GPL Ventures LLC [Member]
Convertible promissory note	$ 50,000	$ 75,000		$ 100,000
Debt instrument, default interest rate	10.00%	10.00%		10.00%
Debt instrument, maturity date	Mar. 02, 2022	Feb. 05, 2022		Jun. 23, 2021
Debt instrument, description	The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below).	The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below)		The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Trading percentage	60.00%	60.00%		60.00%
Trading days | d / TradingDays	20	20		20
Principal amount			$ 16,000			$ 16,000
Interest expense debt			2,169			2,569
Conversion price | $ / shares		$ 0.01		$ 0.01
Debt term	1 year	1 year		1 year
Unsecured Convertible Promissory Note [Member] | Armada Investment Fund, LLC [Member]
Net of unamortized debt discount			0									$ 0
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC [Member]
Net of unamortized debt discount			$ 5,238			$ 3,682						$ 0